Guarantees, Commitments,And Contingencies - Summary of Companys purchase obligations of future period (Detail) $ in Thousands	Dec. 31, 2023 CAD ($)
Disclosure of Companys purchase obligations of future period [Abstract]
2024	$ 528,003
2025	22,047
2026	$ 937